Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 4,210	$ 1,446
Accounts receivable, less allowance for credit losses of $265 at December 31, 2020 and $275 at December 31, 2019	8,744	12,009
Unbilled membership dues receivable	585	602
Inventories	910	813
Prepaid expenses	730	725
Other current assets	80	15
Total current assets	15,259	15,610
Property and equipment, net	51,299	48,978
Property and equipment under finance leases, net	5,735	5,878
Operating lease right-of-use assets	1,728	1,466
Restricted cash	3,885	7,185
Noncurrent deferred tax asset	8	8
Other assets, net	36	39
Total assets	77,950	79,164
Liabilities and Equity
Current portion of long-term debt	1,594	1,015
Current portion of obligations under finance leases	333	295
Current portion of obligations under operating leases	529	513
Accounts payable	9,097	11,719
Accrued payroll and other compensation	809	961
Accrued income taxes	43	93
Other accrued taxes	461	434
Deferred membership dues revenue	3,196	3,153
Other liabilities and accrued expenses	1,121	839
Total current liabilities	17,183	19,022
Long-term debt, net of current portion	21,941	21,570
Obligations under finance leases, net of current portion	560	555
Long-term portion of obligations under leases, operating	1,199	953
Asset retirement obligation	100	100
Equity:
Paid-in capital	59,196	59,147
Accumulated deficit	(22,142)	(22,156)
Total Avalon Holdings Corporation Shareholders' Equity	37,093	37,030
Non-controlling interest in subsidiary	(126)	(66)
Total equity	36,967	36,964
Total liabilities and equity	77,950	79,164
Common Class A [Member]
Equity:
Common stock	33	33
Common Class B [Member]
Equity:
Common stock	$ 6	$ 6